NON-CONTROLLING INTEREST (Details)	Jun. 30, 2017 CNY (¥)	Jun. 30, 2017 USD ($)	Jun. 30, 2016 CNY (¥)	Jun. 30, 2016 USD ($)
Noncontrolling Interest [Line Items]
Paid-in capital	¥ 123,436,043	$ 18,212,837	¥ 100,612,455
Accumulated other comprehensive loss	(249,156)	(36,762)	(219,040)
Total non-controlling interest	8,464,843	1,248,977	8,223,497
Noncontrolling Interest [Member]
Noncontrolling Interest [Line Items]
Paid-in capital	1,851,000	273,113	1,851,000	$ 278,583
Unappropriated retained earnings	6,644,546	980,395	6,403,200	963,709
Accumulated other comprehensive loss	(30,703)	(4,531)	(30,703)	(4,621)
Total non-controlling interest	8,464,843	$ 1,248,977	8,223,497	$ 1,237,671
BHD [Member] | Noncontrolling Interest [Member]
Noncontrolling Interest [Line Items]
Paid-in capital	1,651,000		1,651,000
Unappropriated retained earnings	3,152,687		3,152,687
Accumulated other comprehensive loss	(18,850)		(18,850)
Total non-controlling interest	4,784,837		4,784,837
Nanjing Recon [Member] | Noncontrolling Interest [Member]
Noncontrolling Interest [Line Items]
Paid-in capital	200,000		200,000
Unappropriated retained earnings	3,491,859		3,250,513
Accumulated other comprehensive loss	(11,853)		(11,853)
Total non-controlling interest	¥ 3,680,006		¥ 3,438,660